2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Accounting Policies [Abstract]
Investment	$ 0	$ 0
Other income (expenses)	$ 3,574	$ 4,871